UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D'Eredita
Title:     Chief Financial Officer
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     William D'Eredita     New York, NY     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $2,516,648 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101    33689  1000000 SH       SOLE                  1000000        0        0
ALCOA INC                      PUT              013817951    42375  1250000 SH  PUT  SOLE                  1250000        0        0
AMERICAN STD COS INC DEL       COM              029712106    68305  1288300 SH       SOLE                  1288300        0        0
AMERICAN STD COS INC DEL       CALL             029712906   198825  3750000 SH  CALL SOLE                  3750000        0        0
AMERIPRISE FINL INC            COM              03076C106   154780  2708800 SH       SOLE                  2708800        0        0
BANK NEW YORK INC              CALL             064057902   183894  4535000 SH  CALL SOLE                  4535000        0        0
DELUXE CORP                    COM              248019101    25432   758500 SH       SOLE                   758500        0        0
DOMTAR CORP                    CALL             257559904   139650 15000000 SH  CALL SOLE                 15000000        0        0
DOMTAR CORP                    PUT              257559954    18546  1992000 SH  PUT  SOLE                  1992000        0        0
DOMTAR CORP                    COM              257559104    78894  8474300 SH       SOLE                  8474300        0        0
DYNEGY INC NEW                 CL A             26816Q101    21667  2340000 SH       SOLE                  2340000        0        0
FERRO CORP                     COM              315405100    39643  1834500 SH       SOLE                  1834500        0        0
FIRST DATA CORP                COM              319963104   165958  6169467 SH       SOLE                  6169467        0        0
FIRST DATA CORP                CALL             319963904   136464  5073000 SH  CALL SOLE                  5073000        0        0
FREEDOM ACQUISITION HLDGS IN   UNIT 12/28/2011  35645F202     6316   582700 SH       SOLE                   582700        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107     5592   150000 SH       SOLE                   150000        0        0
HILL INTERNATIONAL INC         *W EXP 04/23/200 431466119     3407  1450000 SH       SOLE                  1450000        0        0
HOME DEPOT INC                 COM              437076102   111094  3023800 SH       SOLE                  3023800        0        0
INFORMATION SERVICES GROUP I   UNIT 01/31/2011  45675Y203     6029   749000 SH       SOLE                   749000        0        0
INTERNATIONAL BUSINESS MACHS   CALL             459200901    94260  1000000 SH  CALL SOLE                  1000000        0        0
INTL PAPER CO                  PUT              460146953    61880  1700000 SH  PUT  SOLE                  1700000        0        0
KBR INC                        COM              48242W106    16422   807000 SH       SOLE                   807000        0        0
LIMITED BRANDS INC             COM              532716107     8103   311000 SH       SOLE                   311000        0        0
LINN ENERGY LLC                UNIT 99/99/9999  536020100    69227  2034891 SH       SOLE                  2034891        0        0
MOTOROLA INC                   COM              620076109    13141   743754 SH       SOLE                   743754        0        0
NALCO HOLDING COMPANY          COM              62985Q101    18885   790200 SH       SOLE                   790200        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206    12621   507300 SH       SOLE                   507300        0        0
PENTAIR INC                    COM              709631105    61530  1974700 SH       SOLE                  1974700        0        0
R H DONNELLEY CORP             COM NEW          74955W307   155413  2192335 SH       SOLE                  2192335        0        0
RAIT FINANCIAL TRUST           COM              749227104    40725  1457600 SH       SOLE                  1457600        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104    80363  3449100 SH       SOLE                  3449100        0        0
STEWART W P & CO LTD           COM              G84922106     8417   835910 SH       SOLE                   835910        0        0
TYCO INTL LTD NEW              COM              902124106    66279  2100800 SH       SOLE                  2100800        0        0
TYCO INTL LTD NEW              CALL             902124906   157750  5000000 SH  CALL SOLE                  5000000        0        0
U STORE IT TR                  COM              91274F104    30716  1526700 SH       SOLE                  1526700        0        0
VIRGIN MEDIA INC               COM              92769L101   180356  7142858 SH       SOLE                  7142858        0        0